Note 31 - Commitments and Guarantees - Commitments (Details) $ in Thousands	Mar. 31, 2019 CAD ($)
Statement Line Items [Line Items]
Total lease liabilities	$ 21,243
Gas, electricity and non-commodity contracts	3,500,493
Capital commitments	3,521,736
Not later than one year [member]
Statement Line Items [Line Items]
Total lease liabilities	5,035
Gas, electricity and non-commodity contracts	1,899,713
Capital commitments	1,904,748
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Total lease liabilities	9,902
Gas, electricity and non-commodity contracts	1,439,479
Capital commitments	1,449,381
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Total lease liabilities	6,306
Gas, electricity and non-commodity contracts	119,212
Capital commitments	125,518
Later than five years [member]
Statement Line Items [Line Items]
Total lease liabilities
Gas, electricity and non-commodity contracts	42,089
Capital commitments	$ 42,089